Consolidated Statement Of Comprehensive Income (loss) (Parenthetical) - CNY (¥)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Consolidated Statements of Comprehensive Income (loss)
Income tax on foreign currency translation adjustment	¥ 0	¥ 0	¥ 0
Income tax on unrealized loss on available-for-sale investment	¥ 0